Acquisitions	9 Months Ended
Sep. 30, 2015
Business Combinations [Abstract]
Acquisitions
Acquisitions
On November 4, 2015, the Partnership entered into the Purchase Agreement by and between the Partnership and Rice Energy, pursuant to which the Partnership acquired the Water Assets and the Option. In consideration for the acquisition of the Water Assets and the Option, the Partnership paid Rice Energy $200.0 million in cash plus an additional amount, if certain of the conveyed systems’ capacities increase by 5.0 MMgal/d on or prior to December 31, 2017, equal to $25.0 million less the capital expenditures expended by the Partnership to achieve such increase, in accordance with the terms of the Purchase Agreement. The Partnership funded the consideration with borrowings under the Partnership’s revolving credit facility. The acquisition of the Water Assets is accounted for as a combination of entities under common control.

The historical condensed combined statements of operations of the Partnership for the three and nine months ended September 30, 2015 and 2014 have been retrospectively recast to include the historical results of the Water Assets, as presented below:

		(Unaudited)
	Three Months Ended September 30, 2015
(in thousands)	Previously Reported	Water Assets	As Recast
Operating revenues:
Affiliate	$15,578	$8,369	$23,947
Third-party	4,564	1,564	6,128
Total operating revenues	20,142	9,933	30,075

Operating expenses:
Direct operating expense	1,727	2,694	4,421
General and administrative expense	2,828	1,309	4,137
Incentive unit income	—	(75)	(75)
Equity compensation expense	961	144	1,105
Depreciation expense	1,597	2,820	4,417
Amortization of intangible assets	407	—	407
Other operating income	(347)	—	(347)
Total operating expenses	7,173	6,892	14,065

Operating income	12,969	3,041	16,010
Other income	2	—	2
Interest expense	(557)	(257)	(814)
Amortization of deferred financing costs	(144)	—	(144)
Income before income taxes	12,270	2,784	15,054
Income tax expense	—	(1,794)	(1,794)
Net income	$12,270	$990	$13,260

		(Unaudited)
	Three Months Ended September 30, 2014
(in thousands)	Previously Reported	Water Assets	As Recast
Operating revenues:
Affiliate	$68	$—	$68
Third-party	1,552	—	1,552
Total operating revenues	1,620	—	1,620

Operating expenses:
Direct operating expense	1,495	110	1,605
General and administrative expense	1,115	386	1,501
Incentive unit expense	5,878	109	5,987
Equity compensation expense	260	13	273
Depreciation expense	955	195	1,150
Amortization of intangible assets	408	—	408
Total operating expenses	10,111	813	10,924

Operating loss	(8,491)	(813)	(9,304)
Interest expense	(2,744)	(402)	(3,146)
Loss before income taxes	(11,235)	(1,215)	(12,450)
Income tax benefit	2,119	448	2,567
Net loss from continuing operations	(9,116)	(767)	(9,883)
Discontinued operations, net of tax	(1,630)	1,630	—
Net loss	$(10,746)	$863	$(9,883)

		(Unaudited)
	Nine Months Ended September 30, 2015
(in thousands)	Previously Reported	Water Assets	As Recast
Operating revenues:
Affiliate	$44,745	$27,544	$72,289
Third-party	11,294	1,563	12,857
Total operating revenues	56,039	29,107	85,146

Operating expenses:
Direct operating expense	3,985	6,043	10,028
General and administrative expense	7,344	2,978	10,322
Incentive unit expense	—	1,048	1,048
Equity compensation expense	2,960	356	3,316
Depreciation expense	4,531	5,923	10,454
Amortization of intangible assets	1,223	—	1,223
Other operating expense	492	—	492
Total operating expenses	20,535	16,348	36,883

Operating income	35,504	12,759	48,263
Other income	6	5	11
Interest expense	(1,408)	(662)	(2,070)
Amortization of deferred financing costs	(432)	—	(432)
Income before income taxes	33,670	12,102	45,772
Income tax expense	—	(5,796)	(5,796)
Net income	$33,670	$6,306	$39,976

		(Unaudited)
	Nine Months Ended September 30, 2014
(in thousands)	Previously Reported	Water Assets	As Recast
Operating revenues:
Affiliate	$237	$—	$237
Third-party	2,842	—	2,842
Total operating revenues	3,079	—	3,079

Operating expenses:
Direct operating expense	2,863	557	3,420
General and administrative expense	7,791	941	8,732
Incentive unit expense	10,526	1,265	11,791
Equity compensation expense	378	28	406
Depreciation expense	1,851	761	2,612
Amortization of intangible assets	748	—	748
Total operating expenses	24,157	3,552	27,709

Operating loss	(21,078)	(3,552)	(24,630)
Interest expense	(10,502)	(1,246)	(11,748)
Loss before income taxes	(31,580)	(4,798)	(36,378)
Income tax benefit	8,531	1,454	9,985
Net loss from continuing operations	(23,049)	(3,344)	(26,393)
Discontinued operations, net of tax	(3,036)	3,036	—
Net loss	$(26,085)	$(308)	$(26,393)

The historical condensed combined balance sheets of the Partnership as of September 30, 2015 and December 31, 2014 have been retrospectively recast to include the historical results of the Water Assets, as presented below.

		(Unaudited)
	September 30, 2015
(in thousands)	Previously Reported	Water Assets	As Recast
Assets
Current assets:
Cash	$18,961	$4,921	$23,882
Accounts receivable	7,229	1,919	9,148
Accounts receivable - affiliate	4,592	(4,162)	430
Deposits, prepaid expenses and other	271	327	598
Total current assets	31,053	3,005	34,058

Property and equipment, net	408,074	137,574	545,648
Deferred financing costs, net	2,462	—	2,462
Goodwill	39,142	—	39,142
Intangible assets, net	46,568	—	46,568
Total assets	$527,299	$140,579	$667,878

Liabilities and partners’ capital
Current liabilities:
Accounts payable	25,278	3,585	28,863
Accrued capital expenditures	21,974	13,141	35,115
Other accrued liabilities	1,106	436	1,542
Total current liabilities	48,358	17,162	65,520

Long-term liabilities:
Long term debt	72,000	—	72,000
Deferred tax liabilities	—	7,699	7,699
Other long-term liabilities	62	2,232	2,294
Total liabilities	120,420	27,093	147,513

Partners’ capital	406,879	—	406,879
Parent net equity	—	113,486	113,486
Total liabilities and partners’ capital	$527,299	$140,579	$667,878

	December 31, 2014
(in thousands)	Previously Reported	Water Assets	As Recast
Assets
Current assets:
Cash	$26,832	$2	$26,834
Accounts receivable	297	—	297
Accounts receivable - affiliate	2,049	—	2,049
Prepaid expenses and other	32	—	32
Deposits	201	—	201
Total current assets	29,411	2	29,413

Property and equipment, net	280,077	43,794	323,871
Deferred financing costs, net	2,874	—	2,874
Goodwill	39,142	—	39,142
Intangible assets, net	47,791	—	47,791
Total assets	$399,295	$43,796	$443,091

Liabilities and partners’ capital
Current liabilities:
Accounts payable	109	—	109
Accrued capital expenditures	4,103	3,399	7,502
Payable to affiliate	156	—	156
Other accrued liabilities	1,577	—	1,577
Total current liabilities	5,945	3,399	9,344

Long-term liabilities:
Deferred tax liabilities	—	1,903	1,903
Asset retirement obligations	—	1,900	1,900
Total liabilities	5,945	7,202	13,147

Partners’ capital:	393,350	—	393,350
Parent net equity	—	36,594	36,594
Total liabilities and partners’ capital	$399,295	$43,796	$443,091